Financial Risk Management - Summary of Allowance Account for Credit Loss Trade Receivables (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discloure of Detailed Information About Allowance Account For Credit Losses of Trade Receivables [Line Items]
Beginning of financial year	$ 5,081	$ 4,953
End of financial year	4,120	5,081
Trade receivables [member]
Discloure of Detailed Information About Allowance Account For Credit Losses of Trade Receivables [Line Items]
Beginning of financial year	5,081	4,953
Allowance made	2,728	3,661
Allowance written back	(2,870)	(2,504)
Allowance written off	(758)	(901)
Currency revaluation adjustment	(61)	(128)
End of financial year	$ 4,120	$ 5,081